INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Income (loss) before income tax expense	$ 1,442,406	$ (1,280,328)	$ (1,574,245)
Non-taxable items - Earnings from associates and joint ventures	11,474	4,111	(5,553)
Non-taxable items - Impairment of Goodwill charges			1,654,398
Non-taxable items - Other	(1,881)	2,829	10,390
Restatement in current currency of Equity, goodwill and others	1,021,881	2,213,212	1,697,535
Subtotal	$ 2,473,880	$ 939,824	$ 1,782,525
Effective income tax rate	34.31%	33.65%	34.41%
Income tax expense at statutory tax rate of each subsidiary	$ (848,877)	$ (316,213)	$ (613,414)
Deferred tax liability restatement in current currency and others	1,338,851	2,013,061	1,468,317
Income tax inflation adjustment	(893,014)	(935,869)	(668,029)
Actions for recourse			(7)
Income tax on cash dividends of foreign companies	(6,114)	(24,378)	(7,134)
Income tax benefit (expense)	(409,154)	736,601	179,733
Income tax affidavit adjustment	2,711	$ (1,243)	126,066
Income tax calculation adjustment	50,988
Effect of withholding taxes of subsidiaries	214
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2022	2,039
Non-current tax credit	888
Income tax charge for the period includes minimum charge			$ 7,517
Current currency
Income tax - Actions for recourse filed with the Tax Authority
Income tax charge for the period includes minimum charge	$ 85,553
Minimum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	100.00%
Maximum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	146.60%